Exhibit 99.2 Schedule 6

Recovco ID	Loan #1	Loan #2	Loan #3	Project Name	Pool	State	Original Loan Amount	Note Date	Occupancy	Purpose	Overall Grade	Guideline Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory
BP1FREAZLLY	XX	XX	XX	XX	XX	California	XX	1/XX/1997	Primary [1]	Cash Out	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered
VZSZKPZAAIE	XX	XX	XX	XX	XX	Ohio	XX	12/XX/2003	Primary [1]	Purchase	1: Acceptable	1: Acceptable					Minimal	Not Covered	Pass	No Result	Not Covered
TT0LCWJYODD	XX	XX	XX	XX	XX	Pennsylvania	XX	10/XX/2006	Primary [1]	Purchase	1: Acceptable	1: Acceptable					Moderate	Not Covered	Pass	No Result	Not Covered
ZQ4OOLEVRBI	XX	XX	XX	XX	XX	Massachusetts	XX	3/XX/2005	Primary [1]	Cash Out	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Pass
CWSIXSBPJ1U	XX	XX	XX	XX	XX	Connecticut	XX	6/XX/2004	Primary [1]	Refinance	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Pass
QBCMT1KFRMT	XX	XX	XX	XX	XX	New Mexico	XX	3/XX/2006	Primary [1]	Cash Out	1: Acceptable	1: Acceptable					Elevated	Not Covered	Pass	No Result	Pass
EK4CXYCMPPZ	XX	XX	XX	XX	XX	New York	XX	5/XX/2006	Primary [1]	Refinance	1: Acceptable	1: Acceptable					Minimal	Pass	Pass	No Result	Pass
3EIC4BYD2KT	XX	XX	XX	XX	XX	North Carolina	XX	7/XX/2002	Primary [1]	Cash Out	1: Acceptable	1: Acceptable					Elevated	Pass	Pass	No Result	Pass
BXHUAZJYYD3	XX	XX	XX	XX	XX	South Carolina	XX	4/XX/2003	Primary [1]	Refinance	1: Acceptable	1: Acceptable					Moderate	Pass	Pass	No Result	Not Covered
5YVEMNDS0S5	XX	XX	XX	XX	XX	Illinois	XX	7/XX/2003	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ). The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.The loan is missing the TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
C5O5MDV14F2	XX	XX	XX	XX	XX	New York	XX	8/XX/2003	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Final 1003 is Missing (Lvl 2) "The loan file is missing a final loan application."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the notice of servicing transfer."
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan is missing the 3 day refinance right to cancel."
															* Transmittal (1008) is Missing (Lvl 2) "The loan is missing the 1008 and loan approval."		Minimal	Pass	Pass	No Result	Pass
WOYCRPSGWDV	XX	XX	XX	XX	XX	Rhode Island	XX	9/XX/2003	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
UCJADJUHORY	XX	XX	XX	XX	XX	Maine	XX	12/XX/2005	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file did not include the TIL and no alternative documents were available. The APR of 10% was utilized to complete the HPML test."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
3GTHLGMKADH	XX	XX	XX	XX	XX	Kentucky	XX	4/XX/2003	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Right of Rescission missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
TECHOX5JPLU	XX	XX	XX	XX	XX	Maryland	XX	10/XX/2006	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The loan file did not include the application an no alternative documents were available. The application date utilized was 4/XX/2006 which was 6 months prior to the closing date. After running compliance test at 30-day increments for 180 days. Results in all months passing."		Minimal	Not Covered	Pass	No Result	Pass
HH24UXIVUTG	XX	XX	XX	XX	XX	New York	XX	9/XX/2005	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing disclosure date. The statute of limitations has expired downgraded based on client compliance profile."
															* Transmittal (1008) is Missing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
ZRR5WWH2UET	XX	XX	XX	XX	XX	New York	XX	8/XX/2003	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan appears modified. Mod missing or unexecuted (Lvl 2) * Missing credit report (Lvl 2) * Property is Manufactured Housing (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
HDGG03MDXZI	XX	XX	XX	XX	XX	Michigan	XX	8/XX/2004	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
JVAPJN4SEMT	XX	XX	XX	XX	XX	Hawaii	XX	9/XX/2004	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan has a  PPP."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
H5JVEKL1FMN	XX	XX	XX	XX	XX	Missouri	XX	6/XX/2005	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan appears modified. Mod missing or unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
1J5NXVJREPM	XX	XX	XX	XX	XX	California	XX	8/XX/2005	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan file did not include the initial notice of servicing transfer. The final is on page 146."		Minimal	Pass	Pass	No Result	Pass
IMUC3GZRJHI	XX	XX	XX	XX	XX	Texas	XX	8/XX/2002	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan file is missing the initial loan application."
															* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		Minimal	Pass	Pass	No Result	Pass
3GNBEIOO3TJ	XX	XX	XX	XX	XX	Georgia	XX	8/XX/2005	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
3DIVS05KHZX	XX	XX	XX	XX	XX	New York	XX	5/XX/2003	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The loan file did not include the application an no alternative documents were available. The application date utilized was 11/XX/2002 which was 6 months prior to the closing date. After running compliance test at 30-day increments for 180 days. Results in all months passing."		Minimal	Pass	Pass	No Result	Pass
VHJNS00QCBM	XX	XX	XX	XX	XX	New Jersey	XX	1/XX/2005	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "The loan is missing a TIL. The statute of limitation has expired downgraded based on client compliance profile."
															* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIl and unable to test for timing of disclosure date. The statute of limitation has expired downgraded based on client compliance profile."		Moderate	Pass	Pass	No Result	Pass
AE1AKWKY4OP	XX	XX	XX	XX	XX	Mississippi	XX	4/XX/2001	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The loan file did not include the initiaL application an no alternative documents were available. The application date utilized was 10/XX/2000 which was 6 months prior to the closing date. After running compliance test at 30-day increments for 180 days. Results in all months passing."		Minimal	Pass	Pass	No Result	Not Covered
VZVSP5FU0VH	XX	XX	XX	XX	XX	New Jersey	XX	3/XX/2005	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. A mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. The loan data reflects $6,061.10 whereas the comparison is $0 resulting in an overage of $6,061.10. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the high-cost home loan points and fees threshold test. (NJ AB 75, § 3.) , (NJ SB 279, § 2.) The total points and fees of this loan, which are $12,481.36, exceed one of the following thresholds based on the total loan amount, which is $XX: the total points and fees exceed 4.5% of the total loan amount if the total loan amount is $40,000 or more.
This loan failed the high-cost home loan financing of points and fees test. (NJ AB 75, § 5. l.) The high-cost home loan finances points and fees in excess of 2% of the total loan amount. The loan data reflects $12,481.36 where as the comparison data is $9,577.17 resulting in an overage of $2,904.19. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
															* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		Significant	Not Covered	Fail	No Result	Fail
ZFYHWN2UQCA	XX	XX	XX	XX	XX	Virginia	XX	5/XX/2003	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Final 1003 is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an ARM with PPP."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
IARO4K5GUYW	XX	XX	XX	XX	XX	Connecticut	XX	6/XX/2005	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan file did not include the application an no alternative documents were available. The application date utilized was 1/XX/2005 which was 6 months prior to the closing date. After running compliance test at 30-day increments for 180 days. Results in all months passing."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an ARM with PPP. The statute of limitations has expired; downgraded based on Client Compliance Profile."
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
FJIXQFGQ2XX	XX	XX	XX	XX	XX	Virginia	XX	5/XX/2018	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Evidence of Appraisal delivery (Lvl 2) "The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least 3-business days prior to the consummation date, 5/XX/2018. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR 1002.14(a)(1))"
* Missing Appraisal (Lvl 2)     "The loan file did not contain an appraisal."
															* TRID - Zero tolerance violation (Lvl 2) "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 5/XX/2018 was not accepted because a valid reason was not provided: Loan Discount Points. A cost to cure in the amount of $ 670.80 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).Consummation occurred 5/XX/2018 and the transaction is rescindable. The statute of limitation has expired. Consummation occurred 5/XX/2018 and the transaction is rescindable. The statute of limitation has expired."		Moderate	Pass	Pass	Pass	Not Covered
U5CK1RM403W	XX	XX	XX	XX	XX	South Carolina	XX	1/XX/2004	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Property is Manufactured Housing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
K4VYEQB2J5R	XX	XX	XX	XX	XX	Maine	XX	9/XX/2005	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) * Missing Appraisal (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
RZ4WIRMGTJZ	XX	XX	XX	XX	XX	Maryland	XX	4/XX/2004	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase RESPA Test Incomplete (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
															* Loan appears modified. Mod missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
24MHHYI2FPT	XX	XX	XX	XX	XX	Alabama	XX	6/XX/2018	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* TRID - SPL missing (Lvl 2) "The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL."
															* TRID- Initial LE timing fail (Lvl 2) "The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer. Consummation occurred 6/XX/2018 and the transaction is a purchase of a primary residence. The statute of limitation has expired."		Moderate	Pass	Pass	Pass	Not Covered
H1IT2MFXCAP	XX	XX	XX	XX	XX	Maine	XX	5/XX/2004	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial loan program disclosure; loan had a PPP."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
MKLY5ILSJCO	XX	XX	XX	XX	XX	Massachusetts	XX	7/XX/2018	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)), and the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely. Consummation occurred 7/XX/2018 and the transaction is rescindable. The statute of limitation has expired."
* Evidence of Appraisal delivery (Lvl 2)     "The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least 3-business days prior to the consummation date, 7/XX/2018.  If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))"
* Missing Appraisal (Lvl 2)     "The loan file did not contain the appraisal."
															* TRID- Initial LE timing fail (Lvl 2) "The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on 7/XX/2018 was not disclosed within 3 days of the application date, 5/XX/2018. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure. Consummation occurred 7/XX/2018 and the transaction is rescindable. The statute of limitation has expired."		Moderate	Pass	Pass	Pass	Pass
D42GAON4IFH	XX	XX	XX	XX	XX	Connecticut	XX	5/XX/2004	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $135,142.37. The disclosed finance charge of $134,541.74 is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $135,142.37. The disclosed finance charge of $134,541.74 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data finance charge is $134,541.74 and the comparison data is $135,142.37 for an under-disclosure of $600.63. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Prepayment Rider Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
51EVMSRW5HN	XX	XX	XX	XX	XX	New Mexico	XX	1/XX/2005	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The HUD reflects escrows.  The file is missing the initial escrow disclosure."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
UCSUUMIUIBN	XX	XX	XX	XX	XX	New Jersey	XX	12/XX/2010	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Not Covered	Pass	Pass	Pass
LTTSP35E512	XX	XX	XX	XX	XX	Maryland	XX	7/XX/2005	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
SOFUQDQVY5T	XX	XX	XX	XX	XX	Illinois	XX	12/XX/2004	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2) "1003/Application (initial and final) are missing from the file images."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1). The finance charge is $300,501.61. The disclosed finance charge of $213,504.56 is not considered accurate because it is understated by more than $100.

This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $300,501.61. The disclosed finance charge of $213,504.56 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4)The annual percentage rate (APR) is 9.978%. The disclosed APR of 7.838% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good faith estimate is missing from the file images."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from the file images."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM program disclosure is missing from the file images."
* Missing credit report (Lvl 2)     "Credit report is missing from the file image."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the file images."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the file images."
															* Transmittal (1008) is Missing (Lvl 2) "1008/transmittal is missing from the file images."		Moderate	Pass	Fail	No Result	Pass
I3KLXD3JEGA	XX	XX	XX	XX	XX	Illinois	XX	12/XX/2004	Investor [3]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan appears modified. Mod missing or unexecuted (Lvl 2) * Missing credit report (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
INPUYN0NX22	XX	XX	XX	XX	XX	Pennsylvania	XX	3/XX/2012	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan file did not include the application an no alternative documents were available. The application date utilized was 9/XX/2011 which was 6 months prior to the closing date. After running compliance test at 30-day increments for 180 days. Results in all months passing."
* Application on/after 2010 and Service Provider List is Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	Fail	Not Covered
Z5XCKXZVVPM	XX	XX	XX	XX	XX	Michigan	XX	5/XX/2012	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	Pass	Pass
33LVLTWIGS0	XX	XX	XX	XX	XX	New York	XX	7/XX/2002	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Missing Title evidence (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
41VWM45LNL5	XX	XX	XX	XX	XX	Texas	XX	9/XX/2002	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan file did not include the application an no alternative documents were available. The application date utilized was 3/XX/2002 which was 6 months prior to the closing date. After running compliance test at 30-day increments for 180 days. Results in all months passing."
* Missing Appraisal (Lvl 2)
															* Missing Title evidence (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
W2NFQY2E4G4	XX	XX	XX	XX	XX	Ohio	XX	12/XX/2012	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $89,341.64. The disclosed finance charge of $89,097.89 is not considered accurate because it is understated by more than $100. The loan data reflects $89,097.89 whereas the comparison data is $89,341.64 results in a variance of $243.75. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	Pass	Pass
0KBAZSHIYJH	XX	XX	XX	XX	XX	Maine	XX	1/XX/2005	Investor [3]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $154,602.72. The disclosed finance charge of $153,952.57 is not considered accurate because it is understated by more than $100.The loan data reflects $153,952.57 whereas the max allowed is $154602.72 resulting in an shortage of $557.48. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
S4CR3YLQUJZ	XX	XX	XX	XX	XX	Alabama	XX	2/XX/2002	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan does not amortize properly (Lvl 2)     "Modification maturity date is 7/XX/2032."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* ROR not hand dated by borrower(s) (Lvl 2)
															* TIL not hand dated (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
YHSZLEU23ZH	XX	XX	XX	XX	XX	Maine	XX	1/XX/2005	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan file is missing the initial loan application."
* Final Application is missing (Lvl 2)     "The loan file is missing the final loan application."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The loan file is missing the GFE of closing costs."
* Missing credit report (Lvl 2)     "The loan file is missing the credit report."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
															* Right of Rescission missing or unexecuted (Lvl 2) "The loan file is missing the 3 day right to cancel a refinance."		Minimal	Pass	Pass	No Result	Not Covered
VJEE5HHZ1L5	XX	XX	XX	XX	XX	Oklahoma	XX	2/XX/2003	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
3COC2BLZVZI	XX	XX	XX	XX	XX	Texas	XX	4/XX/2003	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
IGWDYTKGBPP	XX	XX	XX	XX	XX	Illinois	XX	7/XX/2014	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan file did not include the application an no alternative documents were available."
															* Final Application is missing (Lvl 2) "The loan file is missing the final loan application."		Minimal	Pass	Pass	Pass	Pass
MDNTIQOK1CL	XX	XX	XX	XX	XX	Maine	XX	11/XX/2003	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Final Application is missing (Lvl 2)     "The loan file did not contain a Final Application."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain a loan program disclosure for an adjustable rate loan."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
W4EXM1BJXLR	XX	XX	XX	XX	XX	New York	XX	5/XX/2003	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
TF2AFRRXA1K	XX	XX	XX	XX	XX	Colorado	XX	5/XX/2003	Primary [1]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an ARM."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
EJ5BMEB5TRO	XX	XX	XX	XX	XX	Mississippi	XX	11/XX/2021	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The appraisal is missing."
* Missing Title evidence (Lvl 2)
															* TRID- Initial CD delivery date test fail (Lvl 2) "This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 11/XX/2021 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 11/XX/2021. If disclosure was delivered electronically, the E-consent is required as well. Consummation occurred 11/XX/2021 and the transaction is a purchase of a primary residence. The statute of limitation has expired."		Moderate	Pass	Fail	Pass	Not Covered
250MIM2IPQB	XX	XX	XX	XX	XX	Mississippi	XX	8/XX/2022	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The appraisal is missing."
* Missing Title evidence (Lvl 2)     "The title is missing."
															* TRID- Initial CD delivery date test fail (Lvl 2) "This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 8/XX/2022 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 8/XX/2022. If disclosure was delivered electronically, the E-consent is required as well. Consummation occurred 8/XX/2022 and the transaction is a purchase of a primary residence. The statute of limitation has expired."		Moderate	Pass	Fail	Pass	Not Covered
2C5ISNFOPVD	XX	XX	XX	XX	XX	Alabama	XX	2/XX/2023	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The appraisal is missing."
* Missing Title evidence (Lvl 2)     "The title is missing."
															* TRID- Initial CD delivery date test fail (Lvl 2) "This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 2/XX/23 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/23. If disclosure was delivered electronically, the E-consent is required as well. Consummation occurred 2/XX/2023 and the transaction is a purchase of a primary residence. The statute of limitation has expired."		Moderate	Pass	Fail	Pass	Not Covered
JEVFU05XGYN	XX	XX	XX	XX	XX	Mississippi	XX	2/XX/2023	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The appraisal is missing."
* Missing Title evidence (Lvl 2)     "The title is missing."
															* TRID- Initial CD delivery date test fail (Lvl 2) "This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 2/XX/23 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/23. If disclosure was delivered electronically, the E-consent is required as well. Consummation occurred 2/XX/2023 and the transaction is a purchase of a primary residence. The statute of limitation has expired."		Moderate	Pass	Fail	Pass	Not Covered
GIJE3TZLQ2F	XX	XX	XX	XX	XX	Arkansas	XX	2/XX/2023	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2) "The loan is an HPML, and there is no evidence in the file of a written appraisal, performed by a certified/licensed appraiser and including an inspection of the interior of the property. Per Regulation, a creditor may not extend a HPML without obtaining a written appraisal of the property prior to consummation. Consummation occurred 2/XX/2023 and the transaction is a purchase of a primary residence. The statute of limitation has expired."
* Evidence of Appraisal delivery (Lvl 2)     "The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least 3-business days prior to the consummation date, 2/XX/2023. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))"
* Missing Appraisal (Lvl 2)     "The appraisal is missing."
* Missing Title evidence (Lvl 2)     "The title is missing."
															* TRID- Initial CD delivery date test fail (Lvl 2) "This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD may be missing from the loan file. The only CD provided was issued 2/XX/23 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/23. If disclosure was delivered electronically, the E-consent is required as well. Consummation occurred 2/XX/2023 and the transaction is a purchase of a primary residence. The statute of limitation has expired."		Moderate	Pass	Fail	Pass	Pass
HTUDPFCBEBR	XX	XX	XX	XX	XX	Arkansas	XX	2/XX/2023	Primary [1]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The appraisal is missing."
* Missing Title evidence (Lvl 2)     "The title is missing."
															* TRID- Initial CD delivery date test fail (Lvl 2) "The initial CD may be missing from the loan file. The only CD provided was issued 2/XX/23 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/23. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	Pass	Pass
XB44SPX1124	XX	XX	XX	XX	XX	Alabama	XX	2/XX/2023	Secondary [2]	Purchase	2: Acceptable with Warnings	2: Acceptable with Warnings	* Homeownership Counseling List (Lvl 2) "The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 2/XX/2023."
* Missing Appraisal (Lvl 2)     "Missing Appraisal"
* Missing Title evidence (Lvl 2)     "Title is missing"
															* TRID- Initial CD delivery date test fail (Lvl 2) "The initial CD may be missing from the loan file. The only CD provided was issued 2/XX/2023 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 2/XX/2023. If disclosure was delivered electronically, the E-consent is required as well. Consummation occurred 2/XX/2023 and the transaction is a purchase of a second home. The statute of limitation has expired."		Moderate	Not Covered	Fail	No Result	Not Covered
VVJI5IHENOF	XX	XX	XX	XX	XX	Illinois	XX	2/XX/2000	Unavailable	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain any HUD’s"	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
RLX5S1IT2HT	XX	XX	XX	XX	XX	Florida	XX	6/XX/2006	Primary [1]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing"	* Application Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
XPF4XMMAZJJ	XX	XX	XX	XX	XX	Maine	XX	4/XX/2004	Primary [1]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 closing statement is missing from the loan file."	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
BXJN0JSTLAO	XX	XX	XX	XX	XX	Maine	XX	4/XX/2004	Primary [1]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include a HUD."	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program is an ARM and disclosure is missing."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
YDPPTGN2YVB	XX	XX	XX	XX	XX	Texas	XX	3/XX/2004	Unavailable	Purchase	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."	* Application Missing (Lvl 2) "The loan file did not include the application an no alternative documents were available."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
W52EIVYO1VQ	XX	XX	XX	XX	XX	Colorado	XX	9/XX/2004	Primary [1]	Cash Out	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
DSSRJAALA1K	XX	XX	XX	XX	XX	Florida	XX	9/XX/2004	Primary [1]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain any HUD’s"	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)     "The modification documents are missing."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
ZHR35OLIIYM	XX	XX	XX	XX	XX	Maine	XX	2/XX/2004	Unavailable	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain any HUD’s"	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
1MEZLKXFX4S	XX	XX	XX	XX	XX	Pennsylvania	XX	6/XX/1997	Primary [1]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Loan file did not contain the HUD-1."	* Balloon Rider Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing required 1-4 family rider (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
DVDYS33U4TN	XX	XX	XX	XX	XX	Arizona	XX	5/XX/2005	Investor [3]	Cash Out	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Loan file is missing HUD-1."	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired, downgraded based on Client Compliance Profile.”"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
WIN14I1Z1IY	XX	XX	XX	XX	XX	Georgia	XX	6/XX/2005	Investor [3]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include any HUDs."	* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
0WOSDPBPZT3	XX	XX	XX	XX	XX	Maine	XX	5/XX/2003	Primary [1]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD."	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
CPEMLMNL55Y	XX	XX	XX	XX	XX	Maine	XX	11/XX/2004	Primary [1]	Refinance	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
0XDPQICOLMW	XX	XX	XX	XX	XX	Maine	XX	1/XX/2005	Primary [1]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD included in the file was illegible."	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
01AMNUA5EQN	XX	XX	XX	XX	XX	New York	XX	3/XX/2003	Primary [1]	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan is missing the HUD."	* Application Missing (Lvl 2) "The loan file is missing the initial loan application."
* Final Application is missing (Lvl 2)     "The loan file is missing the final loan application."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The loan is missing the GFE of closing costs."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)     "The loan file is missing the loan modification."
* Missing Appraisal (Lvl 2)     "The loan is missing the appraisal."
* Missing credit report (Lvl 2)     "The loan is missing the credit report."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan is missing the notice of servicing transfer."
VI52UEEWAHK	XX	XX	XX	XX	XX	Mississippi	XX	9/XX/2022	Primary [1]	Purchase	3: Curable	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)), the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)), and the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely."	* Application Missing (Lvl 2) "The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure."
* Application on/after 2014 and Homeownership Counseling Disc is not in file (Lvl 2)     "The loan file is missing the Homeownership Counseling Disclosure."
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
DELYK0EPRST	XX	XX	XX	XX	XX	Texas	XX	2/XX/2023	Primary [1]	Purchase	3: Curable	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert."	* Evidence of Appraisal delivery (Lvl 2) "The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least 3-business days prior to the consummation date, 2/XX/2024. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR 1002.14(a)(1))"
* Missing Appraisal (Lvl 2)     "The appraisal is missing."
* Missing Title evidence (Lvl 2)     "The loan file did not contain a Title Policy."
* TRID - Initial CD delivery date test fail (Lvl 2)     "The initial and/or any revised CDs are missing from the file. As a result, the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date 2/XX/2024 is required. Consummation occurred 2/XX/2023 and the transaction is a purchase of a primary residence. The statute of limitation has expired."
* TRID - SPL missing (Lvl 2) "The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL."
V33A4Z04TYA	XX	XX	XX	XX	XX	Connecticut	XX	4/XX/2005	Unavailable	Unavailable	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not contain any HUD’s"	* Application Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
74405102	XX	XX	XX	XX	XX	Texas	XX	12/XX/2003	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the required fees test.(Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Sept. 2003) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount. The loan data reflects total fees of $3,261.50 with comparison data of $1,752 resulting in an over charge of $1,509.50."		* Application Missing (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the initial ARM disclosure."		Significant	Pass	Pass	No Result	Fail
Q5XZCD3QFIJ	XX	XX	XX	XX	XX	South Carolina	XX	1/XX/1998	Primary [1]	Refinance	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ). The total points and fees payable by the consumer at or before loan closing is $4,020.00, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $435.00. The loan data reflects total fees of $4,020 with comparison data of $3,998.40 resulting in an over charge of $21.60. This loan failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ). The Sec. 32 (HOEPA) Disclosure Date was not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ). The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The Good Faith estimate was not in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Tranfer Disclosure was not located in the file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan file does not contain a copy of the ROR."
															* Transmittal (1008) is Missing (Lvl 2) "The loan file does not contain a copy of the Transmittal summary."		Critical	Fail	Fail	No Result	Not Covered
15645877	XX	XX	XX	XX	XX	Missouri	XX	11/XX/2003	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The total points and fees payable by the consumer at or before loan closing is $3,272.00, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $488.00.
HOEPA High Cost Mortgage This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , Points and Fees Threshold Test: fail loan data $3,272.00 whereas comparison data $2,609.45 result in an overage of $662.55."
* ComplianceEase HPML/HCM Test Failed (Lvl 4)     "This loan failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ) The Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost mortgage; or The Sec. 32 (HOEPA) Disclosure Date was not provided.
This loan failed the prepayment term test. ( 12 CFR §1026.32(d)(6) , transferred from 12 CFR §226.32(d)(6) as enacted in 1995, as amended in 2001, and 2008 ), The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $76,270.25. The disclosed finance charge of $75,380.19 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: fail loan data $75,380.19 whereas comparison data $76,270.25 result in an underestimated $890.06
This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) )
The finance charge is $76,270.25. The disclosed finance charge of $75,380.19 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.
TILA Recession Finance Charge Test: fail loan data $75,380.19 whereas comparison date result in an under estimated $890.06
The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Prepayment Rider Missing (Lvl 2)     "Loan file is missing the Prepayment Disclosure."
															* Transmittal (1008) is Missing (Lvl 2)		Critical	Fail	Fail	No Result	Not Covered
EX3OCRYQPAO	XX	XX	XX	XX	XX	Michigan	XX	12/XX/2003	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $4,825.00, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $488.00. The loan data reflects $4825.00 whereas the comparison data reflects $4802.81 resulting in an overage of $22.19.
This loan failed the timing of disclosure test due to the following finding: (12 CFR §1026.31(c), transferred from 12 CFR §226.31(c) as enacted in 1995) (12 CFR §1026.32, transferred from 12 CFR §226.32 as enacted in 1995). The Sec. 32 (HOEPA) Disclosure Date was not provided."	* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was with PPP."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile"
															* Transmittal (1008) is Missing (Lvl 2)		Critical	Fail	Pass	No Result	Pass
Q3E3FHKWWN1	XX	XX	XX	XX	XX	Mississippi	XX	12/XX/2001	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $3,565.00, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $465.00. The loan data reflects total fees of $3,565 with comparison data of $3,020.81 resulting in a difference of $544.19. In addition, his loan failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 )The Sec. 32 (HOEPA) Disclosure Date was not provided. This loan failed the prepayment term test. ( 12 CFR §1026.32(d)(6) , transferred from 12 CFR §226.32(d)(6) as enacted in 1995, as amended in 2001, and 2008 )The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due."	* Sec 32 Disclosure not in file (Lvl 3) "The Section 32 disclosure is missing from the loan file."	* Transmittal (1008) is Missing (Lvl 2) "The loan file is missing the 1008"		Critical	Fail	Pass	No Result	Not Covered
4CID24YXXK3	XX	XX	XX	XX	XX	Georgia	XX	2/XX/2002	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $3,930.00, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $480.00. The loan data reflected $3,930 whereas the comparison data reflected $3,789.78 resulting in an overage of $140.22.
													This loan failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ) The Sec. 32 (HOEPA) Disclosure Date was not provided."	* Sec 32 Disclosure not in file (Lvl 3) "The loan fails Section 32 and the file is missing the disclosure."			Critical	Fail	Pass	No Result	Not Covered
CY1SCUXSG3S	XX	XX	XX	XX	XX	Arkansas	XX	12/XX/2003	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the high cost home loan points and fees threshold test due to one of the following findings: (AR HB 2598 Section 2 Definitions, (7)(A)) The total points and fees exceed 6% of the total loan amount if the total loan amount is more than $20,000 but less than $75,000. The loan data fees are $5,717.50 and the comparison data fees are $3,961.16 for a $1,756.34 overage."				Significant	Pass	Pass	No Result	Fail
S4OBE2O3GIK	XX	XX	XX	XX	XX	Indiana	XX	7/XX/2003	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase Exceptions Test Failed (Lvl 4)	* Application Missing (Lvl 2)
* ComplianceEase RESPA Test Incomplete (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
MPJON01YV1E	XX	XX	XX	XX	XX	Massachusetts	XX	4/XX/2003	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the points and fees threshold test. (MA 209 CMR 32.32(1)(a)2.) The total points and fees (as defined in the regulations) exceed the greater of 5% of the total loan amount (as defined in the HOEPA regulations), or $488.00. This loan failed the prepayment penalty test. (MA 209 CMR 32.32(4)(f)) The high cost home loan has a prepayment penalty."	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $318,607.08. The disclosed finance charge of $315,193.01 is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $315,193.01 with comparison data of $318,607.08 resulting in a difference of $3,414.07. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $318,607.08. The disclosed finance charge of $315,193.01 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data reflects total fees of $315,193.01 with comparison data of $318,607.08 resulting in a difference of $3,414.07. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 9.359%. The disclosed APR of 9.193% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data reflects an APR of 9.193% with comparison data of 9.359% resulting in an overage of .166%."
* Final 1003 is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan as a  PPP."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Significant	Pass	Fail	No Result	Fail
DA3W4ZIJGDE	XX	XX	XX	XX	XX	Pennsylvania	XX	7/XX/2004	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HPML/HCM Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $849.20, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $499.00. The Loan data indicates fees of $849.20 whereas the comparison data indicates $644.97, resulting in a variance of $204.23. The loan also failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ) The Sec. 32 (HOEPA) Disclosure Date was not provided."
													* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $849.20, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $499.00. The Loan data indicates fees of $849.20 whereas the comparison data indicates $644.97, resulting in a variance of $204.23. The loan also failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ) The Sec. 32 (HOEPA) Disclosure Date was not provided."	* Sec 32 Disclosure not in file (Lvl 3) "The Section 32 Disclosure was not in the loan file."			Critical	Fail	Pass	No Result	Fail
5L3Y3SB5QLE	XX	XX	XX	XX	XX	Texas	XX	7/XX/2004	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $4,096.00, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $499.00. This loan also failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ) The loan data fees are $4,096.00 and the comparison data fees are $4,056.48 for a variance of $39.52."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the required fees test. (Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Sept. 2003) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount. The loan data indicates $4,096.00 whereas the comparison data is $4056.48 resulting in a variance of $39.52."	* Sec 32 Disclosure not in file (Lvl 3) "The loan file did not contain the Section 32 Disclosure."	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Critical	Fail	Fail	No Result	Fail
NQ3MRN3NYVR	XX	XX	XX	XX	XX	Texas	XX	9/XX/2004	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the required fees test.(Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Sept. 2003) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount. The Loan data indicates fees of $5,665.55, whereas the comparison data indicates fees of $1,920.00 resulting in a variance of $3,745.55."	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Significant	Pass	Fail	No Result	Fail
BDEAEYUOG1D	XX	XX	XX	XX	XX	Mississippi	XX	4/XX/2004	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage APR threshold test. ( 12 CFR §1026.32(a)(1)(i) , transferred from 12 CFR §226.32(a)(1)(i) as enacted in 1995, and amended in 2001 )
The annual percentage rate (APR) at consummation is 25.289%, which exceeds the yield of 5.240%, as of September 15, 2003 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on October 29, 2003.  The loan data reflects 25.289% wheras the comparison data reflects 13.240% resulting in a vairance of +12.049%."
													* ComplianceEase HPML/HCM Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $3,855.50, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $499.00. The loan data reflects $3,855.50 whereas the comparison data reflects $499.00 resulting in a variance of +$3356.50. The statute of limitations has expired, downgraded based on Client Compliance Profile."		* Missing credit report (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2)		Critical	Fail	Pass	No Result	Not Covered
JLUALA2C1XB	XX	XX	XX	XX	XX	New Jersey	XX	4/XX/2005	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the high-cost home loan points and fees threshold test. (NJ AB 75, § 3.) , (NJ SB 279, § 2.) The total points and fees of this loan, which are $6,773.03, exceed the following threshold based on the total loan amount, which is $XX: the total points and fees exceed 4.5% of the total loan amount if the total loan amount is $40,000 or more. This loan failed the high-cost home loan financing of points and fees test. (NJ AB 75, § 5. l.) The high-cost home loan finances points and fees in excess of 2% of the total loan amount. The loan data fees are $6,773.03 and the comparison data fees are $5,009.85 for a $1,763.18 overage."		* Missing Appraisal (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan file is missing the initial notice of servicing transfer. The final notice is on page 1571."		Significant	Pass	Pass	No Result	Fail
1NCM52SOQCH	XX	XX	XX	XX	XX	Texas	XX	10/XX/2002	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage APR threshold test. ( 12 CFR §1026.32(a)(1)(i) , transferred from 12 CFR§226.32(a)(1)(i) as enacted in 1995, and amended in 2001 )
The annual percentage rate (APR) at consummation is 15.140%, which exceeds the yield of 4.870%, as of September 14, 2002 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points.The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on October 3, 2002. The loan data reflects the total of 15.140% with the max of the comparison data of 12.870% results in an overage of 2.270%."
* ComplianceEase HPML/HCM Test Failed (Lvl 4)     "This loan failed the HOEPA high cost mortgage APR threshold test. ( 12 CFR §1026.32(a)(1)(i) , transferred from 12 CFR§226.32(a)(1)(i) as enacted in 1995, and amended in 2001 )
The annual percentage rate (APR) at consummation is 15.140%, which exceeds the yield of 4.870%, as of September 14, 2002 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points.The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on October 3, 2002. The loan data reflects the total of 15.140% with the max of the comparison data of 12.870% results in an overage of 2.270%."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the required fees test.(Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Sept. 2003)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.The loan data reflects the total of $76,132.61 with the max of the comparison data of $76,341.81 results in a difference of $209.20. This loan failed the high-cost home loan credit transaction APR threshold test due to one of the following findings: (TXSB 1581 Sec. 343.201 (1)(E))The date creditor received application is before January 10, 2014; and The annual percentage rate (APR) exceeds the rate indicated in 12 C.F.R. Section 226.32(a)(1)(i), as amended.The APR at consummation is 15.140%, which exceeds the yield of 4.870%, as of September 14, 2002 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points.The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on October 3, 2002. The loan data reflects the total of $3,793.89 with the max of the comparison data of $1,392.00 results in an overage of $2,401.89."	* Sec 32 Disclosure not in file (Lvl 3) "The loan file is missing the section 32 disclosure."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)		Critical	Fail	Fail	No Result	Fail
JXDBPMVWWYY	XX	XX	XX	XX	XX	North Carolina	XX	5/XX/1997	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ). The total points and fees payable by the consumer at or before loan closing is $3,456.04, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $424.00. The HOEPA High Cost Mortgage Points and Fees Threshold Test indicates loan data value of $3,456.04 whereas the comparison value is $2,559.84 an overage of $856.20. This loan failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from
12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ). The Sec. 32 (HOEPA) Disclosure Date was not provided."	* Sec 32 Disclosure not in file (Lvl 3) "The subject transaction is a high cost mortgage. The section 32 disclosure is missing."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an ARM."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Critical	Fail	Fail	No Result	Not Covered
HMQT212AXAU	XX	XX	XX	XX	XX	Illinois	XX	12/XX/2000	Primary [1]	Refinance	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $4,404.37, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $451.00."
* ComplianceEase HPML/HCM Test Failed (Lvl 4)     "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $4,404.37, which exceeds the greater of 8 percent of the "total loan amount" of $XX (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $451.00. This loan failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ) The Sec. 32 (HOEPA) Disclosure Date was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the threshold loan APR test. (Municipal Code of Chicago § 2-32-455) The APR of the loan exceeds by more than 6 percentage points in the case of a first lien mortgage, or by more than 8 percentage points in the case of a junior mortgage, the yield on Treasury securities having comparable periods of maturity to the loan maturity as of the 15th day of the month preceding the month in which the application is received. The loan data reflects 14.60% with comparison data of 11.90% resulting in a variance of 2.7%. This loan failed the threshold loan points and fees test. (Municipal Code of Chicago § 2-32-455) The total points and fees of the mortgage exceed 5% of the total loan amount in the case that the loan amount is $16,000 or greater, or $800 in the case that the loan amount is less than $16,000. Loan" (6)) The loan is a threshold loan and finances points and fees in excess of 6% of the loan amount. The loan data reflects $7,883.74 with comparison data of $2,724.07 resulting in a variance of $5,159.67."	* Sec 32 Disclosure not in file (Lvl 3) "The loan file does not contain the SEC 32 Disclosure."	* Application Missing (Lvl 2) "The loan file is missing the initial application."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $192,080.91. The disclosed finance charge of $186,248.07 is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $192,080.91. The disclosed finance charge of $186,248.07 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data reflects $186,248.07 with comparison data of $192,080.91 resulting in an under disclosed amount of $5,832.84. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 14.600%. The disclosed APR of 14.474% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data reflects an APR of 14.474% with comparison data of 14.60% resulting in an under disclosed APR of .126%. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Critical	Fail	Fail	No Result	Fail
Y4SM2YXUOQ5	XX	XX	XX	XX	XX	Arkansas	XX	2/XX/2004	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the high cost home loan points and fees threshold test due to one of the following findings: (AR HB 2598 Section 2 Definitions, (7)(A)) The total points and fees (as defined in the legislation) exceed 5% of the total loan amount (as defined in the legislation) if the total loan amount is $75,000 or more. High Cost Home Loan (AR HB 2598 Section 2 Definitions, (5)) The loan is a high cost home loan, as defined in the legislation, due to all of the following findings:The total loan amount does not exceed $150,000. The loan data reflects $XX with comparison data of $4,203.40 resulting in a variance of $XX."	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)		Significant	Pass	Pass	No Result	Fail
WKAAIF11MXT	XX	XX	XX	XX	XX	Arkansas	XX	3/XX/2005	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the high cost home loan points and fees threshold test due to one of the following findings: (AR HB 2598 Section 2 Definitions, (7)(A)) The total points and fees (as defined in the legislation) exceed 5% of the total loan amount (as defined in the legislation) if the total loan amount is $75,000 or more. The loan data reflects $XX whereas the comparison data reflects $3,127.96 resulting in a varaince of $XX."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Prepayment Rider Missing (Lvl 2)		Significant	Pass	Fail	No Result	Fail
DV1LINB4JL2	XX	XX	XX	XX	XX	Georgia	XX	3/XX/2006	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan has terms that exceed the high-cost home loan points and fees threshold. (GA SB 53 7-6A-2(7),(17)(B)) The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed 5 percent of the total loan amount if the total loan amount is $20,000.00 or more. GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test indicates loan data value of $XX whereas the comparison data value is $4,298.81 is overestimated of XX."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan file did not contain the Notice of Servicing Transfer Disclosure."
															* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The loan file did not contain the Affiliated Business Disclosure."		Significant	Pass	Pass	No Result	Fail
13P2RT50LQL	XX	XX	XX	XX	XX	New Jersey	XX	5/XX/2005	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the high-cost home loan points and fees threshold test. (NJ AB 75, § 3.) , (NJ SB 279, § 2.) The total points and fees of this loan, which are $4,685.00, exceed one of the following thresholds based on the total loan amount, which is $XX: the total points and fees exceed 4.5% of the total loan amount if the total loan amount is $40,000. The loan data reflects $XX whereas the comparison data reflects $4680.00 resulting in an overage of $XX."	* ComplianceEase TILA Test Failed (Lvl 2) "(12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) The finance charge is $229,133.11. The disclosed finance charge of $220,302.88 is not considered accurate because it is understated by more than $100.  TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $229,133.11. The disclosed finance charge of $220,302.88 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 10.037%. The disclosed APR of 9.796% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)     "Credit report missing from file."
															* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing form file."		Significant	Pass	Fail	No Result	Fail
BMAMCZZWHJV	XX	XX	XX	XX	XX	Texas	XX	7/XX/2004	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 ) The total points and fees payable by the consumer at or before loan closing is $4,368.36, which exceeds the greater of 8 percent of the "total loan amount" of $XX5 (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $499.00. The HOEPA High Cost Mortgage Points and Fees loand data is $4368.36 and teh comparison data is $4309.71 for an over charge of $58.65.
 This loan failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from 12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 ) The Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost mortgage."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the required fees test.(Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Sept. 2003) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.  The TX Constitution A6 Required Fees loan data is $1946.70 and comparison data is $1752 for an over charged amount of $194.70.
This loan failed the high-cost home loan credit transaction points and fees test due to one of the following findings: (TX SB 1581 Sec. 343.201 (1)(E)) The date creditor received application is before January 10, 2014; and The total points and fees payable by the consumer at or before loan closing is $4,368.36, which exceeds the greater of 8 percent of the "total loan amount" (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $499.00. The TX SB 1581 High Cost Home Loan Credit Points and Fees loan data is $4368.36 and the comparison data is $4309.71 for an over charged amount of $58.65."	* Sec 32 Disclosure not in file (Lvl 3) "The loan file is missing the Section 32 Disclosures."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The loan data reflected late fees of 6.000% whereas the comparison data reflects 5.000% resulting in an overage of 1.000%. The statute of limitations has expired downgraded based on Client Compliance Profile."
															* Final 1003 is Missing (Lvl 2)		Critical	Fail	Pass	No Result	Fail
BLN5FWRDIPB	XX	XX	XX	XX	XX	Georgia	XX	12/XX/2004	Primary [1]	Cash Out	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan has terms that exceed the high-cost home loan points and fees threshold. (GA SB 53 7-6A-2(7),(17)(B)) The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed: 5 percent of the total loan amount if the total loan amount is $20,000.00 or more. The Loan data indicates fees of $XX, whereas the comparison data indicates fees of $4,541.47 resulting in a variance of $XX"	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $148,480.50. The disclosed finance charge of $147,818.94 is not considered accurate because it is understated by more than $100.  This loan also  failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) )The finance charge is $148,480.50. The disclosed finance charge of $147,818.94 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.  TILA Finance Charge Test indicated loan data of $147,818.94 whereas the comparison data is $148,480.50 under-estimated by $661.56.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Significant	Pass	Fail	No Result	Fail
F1GIKI51X5U	XX	XX	XX	XX	XX	North Carolina	XX	10/XX/2002	Primary [1]	Purchase	4: Unacceptable	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4)
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the high-cost home loan points and fees test due to one of the following findings: ( NC SB 1149 [G.S.
§24-1.1E(a)(6)] ) ( NC HB 1182 amendments to NC SB 1149 [G.S. §24-1.1E(a)(6)] ) ( NC HB 1817 [G.S. §24-1.1E(a)(5), as
amended July 2010] ) ( NC Declaratory Ruling, Nov. 2008 ) ( NC HB 692 [G.S. §24-1.1E(a)(5), as amended October 2013] )
The loan was made before September 1, 2010 or on or after October 1, 2013, total loan amount is $20,000 or more and the total points and fees exceed 5% of the total loan amount;
The loan was made on or after September 1, 2010, total loan amount is $20,000 or more and the total points and fees exceed 4% of the total loan amount;
The total loan amount is less than $20,000 and the total points and fees exceed the lesser of 8% of the total loan amount or $1,000;
The loan was made before September 1, 2010, the loan is an open-end loan, the maximum line of credit is at least
$20,000, and the total points and fees exceed 5% of the maximum line of credit;
The loan was made on or after September 1, 2010, the loan is an open-end loan, the maximum line of credit is at least
$20,000, and the total points and fees exceed 4% of the maximum line of credit; or
The loan is an open-end loan, the maximum line of credit is less than $20,000, and the total points and fees exceed 5% of the maximum line of credit.
This calculation takes into account direction regarding seller-paid points and fees provided by the November 5th, 2008 North
Carolina Declaratory Ruling."	* Application Missing (Lvl 2) "Document needed to complete compliance."
* ComplianceEase Exceptions Test Incomplete (Lvl 2)
* ComplianceEase RESPA Test Incomplete (Lvl 2)
* ComplianceEase State Regulations Test Incomplete (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Downgraded to a 2 ouitside SOL"
* Final TIL Missing or Not Executed (Lvl 2)     "Compliance revewi not required for TILA as loan outside of SOL"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* No Borrower Contact Evident (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Significant	Not Covered	Fail	No Result	Fail
03YV5GGBTKP	XX	XX	XX	XX	XX	Illinois	XX	2/XX/2004	Primary [1]	Purchase	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the threshold loan APR test. The APR of the loan exceeds by more than 6 percentage points in the case of a first lien mortgage, or by more than 8 percentage points in the case of a junior mortgage, the yield on Treasury securities having comparable periods of maturity to the loan maturity as of the 15th day of the month preceding the month in which the application is received."	* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an ARM."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Significant	Not Covered	Fail	No Result	Fail
VUQHEKPQ1ND	XX	XX	XX	XX	XX	New Mexico	XX	1/XX/2005	Primary [1]	Refinance	4: Unacceptable	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the high-cost home loan total points and fees threshold test due to one of the following findings: (NM SB 449, §3 H. and §3 N., NMAC 12.15.3.15 "total principal loan amount The loan is a home loan where the principal loan amount is $20,000 or more and the total points and fees are more than 5% of the principal loan amount. This loan failed the financing of points and fees test. (NM SB 449, §5 A.) The high-cost home loan finances points or fees in excess of 2% of the principal loan amount. Loan data reports the amount of $XX nad comparison data of $10,700 resulting in an over-charge of $XX."				Significant	Pass	Pass	No Result	Fail
CRPIANLIN0J	XX	XX	XX	XX	XX	Illinois	XX	10/XX/1999	Investor [3]	Cash Out	2: Acceptable with Warnings	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl 2) "The Security Instrument is missing the following: Balloon Rider."
															* Missing required 1-4 family rider (Lvl 2) "The Security Instrument is missing the following: 1-4 Family Rider."		Minimal	Not Covered	Pass	No Result	Not Covered
4LZ4NTVMPX3	XX	XX	XX	XX	XX	Illinois	XX	4/XX/2003	Primary [1]	Refinance	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $34,904.83. The disclosed finance charge of $34,160.07 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. In addition, This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 11.506%. The disclosed APR of 10.580% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired; downgraded based on Client Compliance Profile."
															* Missing Appraisal (Lvl 2)		Moderate	Pass	Fail	No Result	Pass